Summarized Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Summarized Quarterly Financial Information (Unaudited)
Summarized financial information is as follows:

(in thousands, except per share data) 2010	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
Operating revenues	$431,787	$478,730	$466,885	$505,291	$1,882,693
Costs and expenses	(261,508)	(256,806)	(250,166)	(279,073)	(1,047,553)
Depreciation and amortization of intangible assets	(23,053)	(24,790)	(21,761)	(21,747)	(91,351)
Gains (losses) on disposal of PP&E	(121)	(1,171)	31	(250)	(1,511)
Interest expense	(8,481)	(9,291)	(8,774)	(8,621)	(35,167)
Equity in earnings of affiliates	6,176	8,366	6,940	8,644	30,126
Miscellaneous, net	(133)	377	(898)	(922)	(1,576)
Provision for income taxes	(46,352)	(61,884)	(55,803)	(55,388)	(219,427)

Income from continuing operations, net of tax	98,315	133,531	136,454	147,934	516,234
Income (loss) from discontinued operations, net of tax	(2,533)	8,174	(317)	7,451	12,775

Net income	95,782	141,705	136,137	155,385	529,009
Net income attributable to noncontrolling interests	(23,324)	(35,497)	(34,444)	(24,772)	(118,037)

Net income attributable to SNI	$72,458	$106,208	$101,693	$130,613	$410,972

Basic income per share:
Income from continuing operations attributable to SNI common shareholders	$.45	$.59	$.61	$.73	$2.39
Income from discontinued operations, net of tax, attributable to SNI common shareholders	(.02)	.05	(.00)	.04	.08

Net income attributable to SNI common shareholders	$.44	$.64	$.61	$.78	$2.46

Diluted income per share:
Income from continuing operations attributable to SNI common shareholders	$.45	$.58	$.61	$.73	$2.37
Income from discontinued operations, net of tax, attributable to SNI common shareholders	(.02)	.05	(.00)	.04	.08

Net income attributable to SNI common shareholders	$.43	$.63	$.61	$.77	$2.45

Amounts attributable to SNI:
Income from continuing operations	$74,991	$98,034	$102,010	$123,162	$398,197
Income (loss) from discontinued operations	(2,533)	8,174	(317)	7,451	12,775

Net income attributable to SNI	$72,458	$106,208	$101,693	$130,613	$410,972

Weighted average shares outstanding:
Basic	166,000	166,683	166,731	167,596	166,800
Diluted	167,031	167,802	167,791	169,220	168,009

Cash dividends per share of common stock	$.08	$.08	$.08	$.08	$.30

2009	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
Operating revenues	$310,644	$350,502	$325,478	$380,704	$1,367,328
Costs and expenses	(178,402)	(191,677)	(187,590)	(238,746)	(796,415)
Depreciation and amortization of intangible assets	(8,687)	(9,276)	(10,177)	(12,468)	(40,608)
Gains (losses) on disposal of PP&E	(55)		(516)	(184)	(755)
Interest expense	(337)	(399)	(285)	(1,789)	(2,810)
Travel Channel financing costs				(12,118)	(12,118)
Equity in earnings of affiliates	2,093	5,868	4,873	5,792	18,626
Miscellaneous, net	417	(757)	(1,346)	(370)	(2,056)
Provision for income taxes	(40,735)	(50,134)	(42,812)	(37,052)	(170,733)

Income from continuing operations, net of tax	84,938	104,127	87,625	83,769	360,459
Income (loss) from discontinued operations, net of tax	(5,039)	(274)	(2,526)	32,254	24,415

Net income	79,899	103,853	85,099	116,023	384,874
Net income attributable to noncontrolling interests	(19,771)	(24,329)	(19,779)	(21,669)	(85,548)

Net income attributable to SNI	$60,128	$79,524	$65,320	$94,354	$299,326

Basic income (loss) per share:
Income from continuing operations attributable to SNI common shareholders	$.40	$.49	$.41	$.38	$1.67
Income (loss) from discontinued operations, net of tax, attributable to SNI common shareholders	(.03)	(.00)	(.02)	.20	.15

Net income attributable to SNI common shareholders	$.37	$.49	$.40	$.57	$1.81

Diluted income (loss) per share:
Income from continuing operations attributable to SNI common shareholders	$.40	$.49	$.41	$.37	$1.66
Income (loss) from discontinued operations, net of tax, attributable to SNI common shareholders	(.03)	(.00)	(.02)	.19	.15

Net income attributable to SNI common shareholders	$.37	$.48	$.39	$.57	$1.81

Amounts attributable to SNI:
Income from continuing operations	$65,167	$79,798	$67,846	$62,100	$274,911
Income (loss) from discontinued operations	(5,039)	(274)	(2,526)	32,254	24,415

Net income attributable to SNI	$60,128	$79,524	$65,320	$94,354	$299,326

Weighted average shares outstanding:
Basic	163,516	163,954	165,329	164,574	164,921
Diluted	163,907	164,396	165,736	165,608	165,381

Cash dividends per share of common stock	$.08	$.08	$.08	$.08	$.30

The sum of the quarterly net income per share amounts may not equal the reported annual amount because each is computed independently based upon the weighted-average number of shares outstanding for the period.